Capital Stock and Changes in Capital Accounts, Series E Preferred Stock (Details)	6 Months Ended
	Jun. 30, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares	536,342	533,136
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Series E Preferred Stock [Member]
Preferred Stock [Abstract]
Consecutive trading day period	10 days
Preferred stock, shares outstanding (in shares) | shares	1,200
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Series E Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Abstract]
Number of votes per share | Vote	25,000
Percentage of total number of votes	15.00%